                                STI CLASSIC FUNDS

                                   BOND FUNDS

                                    A SHARES
                                    C SHARES


                                   PROSPECTUS

                                 AUGUST 1, 2006

                        AS SUPPLEMENTED OCTOBER 16, 2006

                         HIGH GRADE MUNICIPAL BOND FUND
                        (formerly, Tax-Exempt Bond Fund)

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares and C Shares of the STI Classic High Grade Municipal Bond Fund (the "Fund") that you should know before investing. Please read this prospectus and keep it for future reference. A Shares and C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

A SHARES
- Front-end sales charge
- 12b-1 fees
- $2,000 minimum initial investment

C SHARES
- Contingent deferred sales charge
- Higher 12b-1 fees
- $5,000 minimum initial investment
 This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return of the Fund. For more detailed information about the Fund, please see:

 2      HIGH GRADE MUNICIPAL BOND FUND

 6      MORE INFORMATION ABOUT RISK

 8      MORE INFORMATION ABOUT FUND INVESTMENTS

 8      INFORMATION ABOUT PORTFOLIO HOLDINGS

 8      INVESTMENT ADVISER

 8      PORTFOLIO MANAGERS

 9      PURCHASING, SELLING AND EXCHANGING FUND SHARES

 16     MARKET TIMING POLICIES AND PROCEDURES

 17     REDEMPTION FEE POLICY

 18     DIVIDENDS AND DISTRIBUTIONS

 18     TAXES

 19     FINANCIAL HIGHLIGHTS
INSIDE  PRIVACY POLICY
BACK
COVER

BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------

(SUITCASE  FUND SUMMARY
  ICON)

(TELESCOPE INVESTMENT STRATEGY
  ICON)

(LIFE      WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
PRESERVER
  ICON)

(TARGET    PERFORMANCE INFORMATION
  ICON)

(LINE      WHAT IS AN INDEX/OBJECTIVE?
  GRAPH
  ICON)

(COIN      FUND FEES AND EXPENSES
  ICON)


(MOUNTAIN  MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)

(MAGNIFYING INVESTMENT ADVISER
  GLASS
  ICON)

(HAND      PURCHASING, SELLING AND EXCHANGING
  SHAKE    FUND SHARES
  ICON)

(DOLLAR    SALES CHARGES
  ICON)

--------------------------------------------------------------------------------
August 1, 2006 (as supplemented October 16, 2006)

                                                                   PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS

FUND NAME                            CLASS     INCEPTION   TICKER  CUSIP

High Grade Municipal Bond Fund       A Shares   1/18/94    SFLTX   784766693
High Grade Municipal Bond Fund       C Shares    6/1/95    SCFEX   784766511

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser is responsible for investing Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Fund's investment goal may be changed without shareholder approval. Before investing, make sure the Fund's goal matches your own.

HIGH GRADE MUNICIPAL BOND FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL:                             Yield driven by seeking current income exempt from federal income taxes other than the alternative minimum tax while
                                             preserving capital
INVESTMENT FOCUS:                            Insured investment grade municipal securities

SHARE PRICE VOLATILITY:                      Moderate

PRINCIPAL INVESTMENT STRATEGY:               Invest in investment grade municipal securities
INVESTOR PROFILE:                            Investors who want income exempt from federal income taxes

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade municipal securities, including securities subject to the alternative minimum tax, with income exempt from federal income taxes. The Fund may invest up to 20% of its assets in securities rated below investment grade by either Moody's Investor Services, Inc. or Standard and Poor's Rating Services or unrated securities that the Adviser believes are of comparable quality. Up to 20% of the Fund's assets may also be invested in certain taxable debt securities.

In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within the investment grade municipal securities market, however the Adviser may invest greater than 25% of the Fund's assets in Florida municipal securities. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years.

Under normal circumstances, the Fund will invest at least 65% of its assets in municipal securities insured as to timely payment of principal and interest. Municipal bond insurance is issued by a municipal bond insurance company that insures the Fund will receive payment of principal and interest due on a bond in a timely manner. Municipal bond insurance reduces (but does not eliminate) credit risk.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic and government policies within Florida.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                  HIGH GRADE MUNICIPAL BOND FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's A Shares from year to year.* The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown.

(BAR CHART)

          1996          3.73%
          1997          7.60%
          1998          5.94%
          1999         -2.41%
          2000         11.30%
          2001          3.56%
          2002         10.23%
          2003          3.97%
          2004          1.97%
          2005          2.19%

      BEST QUARTER               WORST QUARTER
          5.41%                     -2.47%
        (9/30/02)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.37%.

-------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 10-Year Municipal Bond Index, the Lipper Insured Municipal Debt Funds Objective and the Lipper Insured Municipal Debt Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                   1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes               -2.65%    3.33%     4.23%

Fund Returns
After Taxes on
Distributions              -2.72%    3.11%     4.05%

Fund Returns
After Taxes on
Distributions and Sale of
Fund Shares                -0.67%    3.21%     4.05%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction
for fees, expenses or
taxes)                      2.74%    5.45%     5.69%

Lipper Insured Municipal
Debt Funds Objective*
(reflects no deduction
for fees, expenses or
taxes)                      2.56%    4.59%     4.61%

Lipper Florida Municipal
Debt Funds Objective
(reflects no deduction
for taxes)                  3.33%    4.67%     4.69%

* Effective October 13, 2006, the Fund began measuring its performance against the Lipper Insured Municipal Debt Funds Objective rather than against the Lipper Florida Municipal Debt Fund Objective to reflect a change in the Fund's investment policy.

C SHARES                   1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                0.49%    3.78%     4.21%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction
for fees, expenses or
taxes)                      2.74%    5.45%     5.69%

Lipper Insured Municipal
Debt Funds Objective*
(reflects no deduction
for fees, expenses or
taxes)                      2.56%    4.59%     4.61%

Lipper Florida Municipal
Debt Funds Objective
(reflects no deduction
for taxes)                  3.33%    4.67%     4.69%

* Effective October 13, 2006, the Fund began measuring its performance against the Lipper Insured Municipal Debt Funds Objective rather than against the Lipper Florida Municipal Debt Fund Objective to reflect a change in the Fund's investment policy.

HIGH GRADE MUNICIPAL BOND FUND



           4  PROSPECTUS

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/OBJECTIVE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Insured Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's proposed goals. It reports the average return of all mutual funds in the Lipper Insured Municipal Debt Funds category. The Lipper Florida Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals prior to October 13, 2006. The number of funds in each Objective varies.

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Maximum Sales Charge Imposed on Purchases (as a percentage
of offering price)*                                           4.75%         0.00%
Maximum Deferred Sales Charge (as a percentage of net asset
  value)**                                                    0.00%         1.00%
Redemption Fee (as a percentage of net asset value)***        2.00%         2.00%

  * This sales charge varies depending on how much you invest. You may buy A Shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within one year of your purchase, you will pay a deferred sales charge of 1.00%. See "Sales Charges."
 ** This sales charge is imposed if you sell C Shares within one year of your purchase. See "Sales Charges."
*** This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              A SHARES      C SHARES
Investment Advisory Fees(1)                                   0.55%         0.55%
Distribution and Service (12b-1) Fees                         0.15%(2)      1.00%
Other Expenses                                                0.06%         0.06%
                                                              -----         -----
Total Annual Fund Operating Expenses(3)                       0.76%         1.61%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005

(2) Adjusted to reflect a reduction in 12b-1 fees effective August 1, 2005. The Fund's Distribution and Service Plan for A Shares authorizes payment of up to 0.18% of average daily net assets of A Shares for distribution and shareholder services. Currently, the Board of Trustees has only approved payment of up to 0.15% of average daily net assets.

(3) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit the Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

If you sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $549      $706       $877       $1,372
C Shares                $264      $508       $876       $1,911

If you do not sell your shares at the end of the period:

                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
A Shares                $549      $706       $877       $1,372
C Shares                $164      $508       $876       $1,911

                                                  HIGH GRADE MUNICIPAL BOND FUND



                                                                   PROSPECTUS  5

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

-------------------------------------------------------------
ADDITIONAL AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

Unlike the Average Annual Total Returns on page 3 the table below reflects the Fund's results calculated without sales charges.

A SHARES                     1 YEAR   5 YEARS   10 YEARS
Fund Returns
Before Taxes                 2.19%     4.34%     4.74%

Fund Returns
After Taxes on
Distributions                2.11%     4.12%     4.56%

Fund Returns After Taxes on
Distributions and Sale of
Fund Shares                  2.53%     4.09%     4.50%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)     2.74%     5.45%     5.69%

Lipper Insured Municipal
Debt Funds Objective*        2.56%     4.59%     4.61%

Lipper Florida Municipal
Debt Funds Objective
(reflects no deduction for
taxes)                       3.33%     4.67%     4.69%

* Effective October 13, 2006, the Fund began measuring its performance against the Lipper Insured Municipal Debt Funds Objective rather than against the Lipper Florida Municipal Debt Fund Objective to reflect a change in the Fund's investment policy.

MORE INFORMATION ABOUT RISK



           6  PROSPECTUS

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

BELOW INVESTMENT GRADE RISK

High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, swaps and inverse floaters) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

A Fund's investments in securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index are called inverse floaters. An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value and income on an inverse floater are generally more volatile than that of a fixed rate bond. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

EXCHANGE TRADED FUND RISK

The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.

                                                     MORE INFORMATION ABOUT RISK



                                                                   PROSPECTUS  7

When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

MUNICIPAL ISSUER RISK

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, the Fund's concentration of investments in issuers located in Florida makes the Fund more susceptible to adverse political or economic developments affecting this state.

REGIONAL RISK

To the extent that the Fund's investments are concentrated in the state of Florida, the Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting the Fund to additional risks.

REINVESTMENT RISK

The Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause the Fund to reinvest those assets at a rate lower than originally anticipated.

MORE INFORMATION ABOUT FUND INVESTMENTS



           8  PROSPECTUS

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's goals. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFIYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc. ("Trusco" or the "Adviser"), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 serves as the investment adviser to the Fund. As of September 30, 2006, the Adviser had approximately $73.9 billion in assets under management. For the fiscal year ended March 31, 2006, the Fund paid the Adviser advisory fees based on the Fund's daily net assets of 0.57%.

Since August 1, 2005, the following breakpoints have been used in computing the advisory fee:

Average Daily Net Assets  Discount From Full Fee
First $500 million        None-Full Fee
Next $500 million         5%
Over $1 billion           10%

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser appears in the Fund's semi-annual report to shareholders for the period ended September 30, 2005.

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund. Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Fund's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Ronald Schwartz, CFA, is primarily responsible for the day-to-day management of the Fund. He has served as Managing Director of Trusco since July 2000. Mr. Schwartz has managed the Fund and the STI Classic Investment Grade Tax-Exempt Bond Fund since their inception. He has more than 25 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio manager's compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager's ownership of securities of the Fund.

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                   PROSPECTUS  9

(HAND SHAKE ICON)
                  PURCHASING, SELLING AND EXCHANGING FUND SHARES

You may purchase shares of the fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your financial institution or intermediary.

HOW TO PURCHASE FUND SHARES

You may purchase shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of the STI Classic Funds.

Shareholders who purchased shares directly from the Fund may purchase additional Fund shares by:

- Mail

- Telephone (1-888-STI-FUND)

- Wire

- Fax (1-800-451-8377)

- Automated Clearing House ("ACH")

The Fund does not accept cash, credit card checks, third-party checks, travelers' checks, money orders, bank starter checks or checks drawn in a foreign currency as payment for Fund shares.

If you pay with a check or ACH transfer that does not clear, or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in this or another identically registered STI Classic Funds account as reimbursement.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves will calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

The Fund may reject any purchase order.

HOW THE FUND CALCULATES NAV

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          10  PROSPECTUS

those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/ depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

MINIMUM/MAXIMUM PURCHASES

To purchase shares for the first time, you must invest in the Fund at least:

          CLASS            DOLLAR AMOUNT
A Shares                   $2,000

C Shares                   $5,000 ($2,000 for IRA or
                           other tax qualified
                           accounts)

Purchases of C Shares of the Fund in an amount of $1,000,000 or more will automatically be made in A Shares of the Fund.

Your subsequent investments in the Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Fund may accept investments of smaller amounts for either class of shares at its discretion.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 or more once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

To purchase shares of the Fund, you must be a U.S. citizen residing in the U.S. or its territories or a U.S. entity with a U.S. tax identification number. If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges. These restrictions do not apply to investors with U.S. Military APO or FPO addresses.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  11

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.
Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.
However, the Fund reserves the right to close your account at the then-current day's price if the Fund is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.

(DOLLAR ICON)
                   SALES CHARGE

FRONT-END SALES CHARGE -- A SHARES

The offering price of A Shares is the NAV next calculated after the Fund receives your request in proper form: plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment.

                        YOUR SALES CHARGE      YOUR SALES CHARGE
                        AS A PERCENTAGE OF    AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:   OFFERING PRICE*      YOUR NET INVESTMENT
Less than $50,000             4.75%                  4.99%
$50,000 but less than
$100,000                      4.50%                  4.71%
$100,000 but less than
$250,000                      3.50%                  3.63%
$250,000 but less than
$500,000                      2.50%                  2.56%
$500,000 but less than
$1,000,000                    2.00%                  2.04%
$1,000,000 and over            None                   None

* The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 1.00%.

INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lesser of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through the reinvestment of dividends or capital gains distributions.

WAIVER OF FRONT-END SALES CHARGE -- A SHARES

The front-end sales charge will be waived on A Shares purchased:

- through reinvestment of dividends and distributions;

- through an account managed by an affiliate of the Adviser;

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          12  PROSPECTUS

- by persons repurchasing shares they redeemed within the last 180 days (see "Repurchase of A Shares");

- by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;

- by current STI Classic Funds shareholders reinvesting distributions from a qualified employee benefit retirement plan and rollovers from individual retirement plans (IRAs);

- by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed;

- through dealers, retirement plans, asset allocation and wrap programs and financial institutions that, under their dealer agreements with the distributor or otherwise, do not receive any portion of the front-end sales charge; or

- by Trustees of the STI Classic Funds.

REPURCHASE OF A SHARES

You may repurchase any amount of A Shares of the Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section in Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Fund must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

REDUCED SALES CHARGES -- A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A Shares you are currently purchasing. You should retain any records necessary to substantiate the historical amounts you have invested. The Fund may amend or terminate this right at any time. Please see the Statement of Additional Information for details.

LETTER OF INTENT. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the Statement of Additional Information for details.

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of shares of any class made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and Letters of Intent on the Fund's website at www.sticlassicfunds.com.

CONTINGENT DEFERRED SALES CHARGES ("CDSC") -- C SHARES

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% for either
(1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The Fund will use the first-in, first-out ("FIFO") method to determine the holding period. The CDSC does not apply to shares you purchase through the reinvestment of dividends or capital gains distributions. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to shares you purchase through the reinvestment of dividends or capital gains distributions or to the exchange of C Shares of one Fund for C Shares of another Fund.

WAIVER OF CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

- Death or Post purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  13

  - You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

  - You die or become disabled after the account is opened;

  - Redemption must be made within 1 year of such death/disability;

  - The Fund must be notified in writing of such death/disability at time of redemption request;

  - The Fund must be provided with satisfactory evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).

- Shares purchased through dividend and capital gains reinvestment.

- Participation in the Systematic Withdrawal Plan described below:

  - Withdrawal not to exceed 10% of the current balance of the Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount;

  - If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;

  - To qualify for the CDSC waiver under the Systematic Withdrawal Plan the Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

- Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account
  (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

- Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

- Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Fund.

OFFERING PRICE OF FUND SHARES

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request in proper form, plus the front-end sales charge. The offering price of C Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Trust's website at www.sticlassicfunds.com.

HOW TO SELL YOUR FUND SHARES

If you own your shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services in addition to the fees charged by the Fund.

Shareholders who purchased shares directly from the Fund may sell their Fund shares by:

- Mail

- Telephone (1-888-STI-FUND)

- Wire

- Fax (1-800-451-8377)

- ACH

PURCHASING, SELLING AND EXCHANGING FUND SHARES



          14  PROSPECTUS

A MEDALLION SIGNATURE GUARANTEE [DIAMOND SYMBOL] by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

- made payable to someone other than the registered shareholder;

- sent to an address or bank account other than the address or bank account of record; or

- sent to an address or bank account that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.
 [DIAMOND SYMBOL] MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee
                  verifies the authenticity of your signature and helps ensure that you, in fact, authorized changes to your account. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchange Medallion Program ("SEMP"), or the New York Stock Exchange, Inc. Medallion Program ("NYSE MSP"). Contact your local financial adviser or institution for further assistance.

The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of C Shares, any applicable CDSC.

REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Fund's remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

SYSTEMATIC WITHDRAWAL PLAN
If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of CDSC."

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but the Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a larger redemption). Your proceeds can be wired to your bank account (subject to a fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR FUNDS HAVE CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum as a result of redemptions you may be required to sell your shares. The account balance minimums are:

CLASS                  DOLLAR AMOUNT
A Shares               $2,000
C Shares               $5,000 ($2,000 for IRA or other
                       tax qualified accounts)

                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES



                                                                  PROSPECTUS  15

But, the Fund will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Fund or your financial institution or intermediary by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) the Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) the Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timing Policies and Procedures" below.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR FUNDS HAVE CLEARED (WHICH MAY TAKE UP TO 15 CALENDAR DAYS FROM YOUR DATE OF PURCHASE).

This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange shares, you are really selling your shares of one Fund and buying shares of another STI Classic Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in proper form.

REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on shares exchanged for shares of another STI Classic Fund within 7 days or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Fund's remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

A SHARES

You may exchange A Shares of the Fund for A Shares of any other STI Classic Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into an STI Classic Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange. The amount of your exchange must meet any initial or subsequent purchase minimums applicable to the STI Classic Fund into which you are making the exchange.

C SHARES

You may exchange C Shares of the Fund for C Shares of any other STI Classic Fund. For purposes of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution or intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

MARKET TIMING POLICIES AND PROCEDURES



          16  PROSPECTUS

- redemption checks must be made payable to the registered shareholder; and

- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A mutual fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the mutual fund calculates its NAV.

The Fund and/or its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

- Shareholders are restricted from making more than one (1) "round trip" into or out of the Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

- The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

- A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Fund will use the first-in, first-out ("FIFO") method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of the Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Fund relies in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through

                                                           REDEMPTION FEE POLICY



                                                                  PROSPECTUS  17

such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Fund intends to continually evaluate and, if practical, implement other measures to deter market timing.

REDEMPTION FEE POLICY

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Fund will use the FIFO method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of the Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Fund requests the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit proceeds to the Fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's methods.

The redemption fee may not apply to certain categories of redemptions, such as those that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions. Dealers who purchase A Shares or C Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase.

Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Fund's Board of Trustees.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows the fund to pay distribution and services fees for the sale and distribution of its shares, and for the sale and distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While C Shares are sold without any initial sales charge, the distributor may pay at the time of the sale up to 1% of the amount invested to broker-dealers and other financial intermediaries who sell C shares. Through the distribution plan, the distributor is reimbursed for these payments, as well as other distribution related services provided by the distributor.

For A Shares, the Fund's distribution plan authorizes payment of up to 0.18% of the average daily net assets of the Fund's A Shares. Currently, however, the Board of Trustees has only approved payment of up to 0.15% of the average daily net assets of the Fund's A Shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES



          18  PROSPECTUS

For C Shares, the maximum distribution fee is 1.00% of the average daily net assets of the Fund's C Shares.

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Fund, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and pays these dividends monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution. You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. The Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualifying dividend income. Long-term capital gains are currently taxed at a maximum rate of 15%. Capital gains distributions are generally taxable at rates applicable to long-term capital gains. ABSENT FURTHER LEGISLATION, THE MAXIMUM RATE OF 15% ON LONG-TERM CAPITAL GAINS WILL CEASE TO APPLY TO TAXABLE YEARS BEGINNING AFTER DECEMBER 31, 2010. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS THE SAME AS A SALE. A TRANSFER FROM ONE SHARE CLASS TO ANOTHER SHARE CLASS IN THE FUND SHOULD NOT BE A TAXABLE EVENT.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Fund intends to distribute federally tax-free income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes or to the federal alternative minimum tax. Any capital gains distributed by the Fund may be taxable.

If you receive Social Security or railroad retirement benefits, you should consult your tax advisor about how an investment in the Fund may affect the taxation of your benefits.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                            FINANCIAL HIGHLIGHTS



PROSPECTUS  19

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, except the information for the year ended May 31, 2001, which has been audited by a predecessor independent accounting firm that has ceased operations. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2006 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Fund's website at www.sticlassicfunds.com.

                                           NET ASSET                     NET REALIZED
                                             VALUE,          NET        AND UNREALIZED                  DIVIDENDS FROM
                                          BEGINNING OF    INVESTMENT    GAINS (LOSSES)    TOTAL FROM    NET INVESTMENT
                                             PERIOD         INCOME      ON INVESTMENTS    OPERATIONS        INCOME
                                             ------         ------      --------------    ----------        ------
HIGH GRADE MUNICIPAL BOND FUND
 A SHARES
   Year Ended March 31, 2006..........       $10.91          0.33           (0.03)           0.30           (0.33)
   Period Ended March 31, 2005*.......       $10.93          0.25            0.11            0.36           (0.25)
   Year Ended May 31, 2004............       $11.69          0.30(a)        (0.56)(a)       (0.26)          (0.30)
   Year Ended May 31, 2003............       $10.95          0.38            0.79            1.17           (0.38)
   Year Ended May 31, 2002............       $10.79          0.38            0.22            0.60           (0.38)
   Year Ended May 31, 2001............       $10.07          0.42            0.72            1.14           (0.42)
 C SHARES
   Year Ended March 31, 2006..........       $10.93          0.24           (0.03)           0.21           (0.24)
   Period Ended March 31, 2005*.......       $10.96          0.19            0.10            0.29           (0.19)
   Year Ended May 31, 2004............       $11.71          0.24(a)        (0.55)(a)       (0.31)          (0.24)
   Year Ended May 31, 2003............       $10.97          0.32            0.79            1.11           (0.32)
   Year Ended May 31, 2002............       $10.81          0.32            0.22            0.54           (0.32)
   Year Ended May 31, 2001............       $10.09          0.37            0.72            1.09           (0.37)


                                        DISTRIBUTIONS        TOTAL
                                        FROM REALIZED    DIVIDENDS AND
                                        CAPITAL GAINS    DISTRIBUTIONS
                                        -------------    -------------
HIGH GRADE MUNICIPAL BOND FUND
 A SHARES
   Year Ended March 31, 2006..........      (0.05)           (0.38)
   Period Ended March 31, 2005*.......      (0.13)           (0.38)
   Year Ended May 31, 2004............      (0.20)           (0.50)
   Year Ended May 31, 2003............      (0.05)           (0.43)
   Year Ended May 31, 2002............      (0.06)           (0.44)
   Year Ended May 31, 2001............         --            (0.42)
 C SHARES
   Year Ended March 31, 2006..........      (0.05)           (0.29)
   Period Ended March 31, 2005*.......      (0.13)           (0.32)
   Year Ended May 31, 2004............      (0.20)           (0.44)
   Year Ended May 31, 2003............      (0.05)           (0.37)
   Year Ended May 31, 2002............      (0.06)           (0.38)
   Year Ended May 31, 2001............         --            (0.37)

+ Total return excludes sales charge. Not annualized for periods less than one year.

++  Annualized for periods less than one year.

+++ Portfolio turnover is not annualized for periods less than one year.

(a) Per share data was calculated using the average shares method.

* Effective June 1, 2004, the Fund adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial.

FINANCIAL HIGHLIGHTS



          20  PROSPECTUS

                                                     NET ASSETS,          RATIO OF NET
           NET ASSET VALUE,         TOTAL              END OF             EXPENSES TO
            END OF PERIOD          RETURN+          PERIOD (000)      AVERAGE NET ASSETS++
            -------------          -------          ------------      --------------------
                $10.83              2.73%              $ 5,077               0.80%
                $10.91              3.24%              $ 6,129               0.86%
                $10.93             (2.28%)             $ 5,906               0.92%
                $11.69             10.89%              $ 8,191               0.92%
                $10.95              5.66%              $ 2,935               0.92%
                $10.79             11.50%              $ 2,747               0.91%
                $10.85              1.95%              $ 8,783               1.56%
                $10.93              2.66%              $12,347               1.42%
                $10.96             (2.68%)             $19,952               1.42%
                $11.71             10.32%              $40,241               1.42%
                $10.97              5.15%              $21,897               1.42%
                $10.81             10.95%              $12,806               1.41%

                                RATIO OF EXPENSES TO
              RATIO OF NET       AVERAGE NET ASSETS
            INVESTMENT INCOME   (EXCLUDING WAIVERS,      PORTFOLIO
               TO AVERAGE        REIMBURSEMENTS AND       TURNOVER
              NET ASSETS++       EXPENSE OFFSET)++        RATE+++
              ------------       -----------------        -------
                   2.98%               0.81%                 90%
                   2.65%               0.94%                 66%
                   2.62%               1.13%                 56%
                   3.29%               1.13%                 62%
                   3.44%               1.37%                 91%
                   4.00%               1.38%                 59%
                   2.22%               1.66%                 90%
                   2.09%               1.73%                 66%
                   2.14%               1.81%                 56%
                   2.81%               1.80%                 62%
                   2.93%               1.84%                 91%
                   3.49%               1.89%                 59%

                                                                  PRIVACY POLICY

STI CLASSIC FUNDS

OUR PRIVACY POLICY.

At the STI Classic Funds, we recognize the sensitive nature of your personal financial information and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of the STI Classic Funds, we collect certain nonpublic personal information about you. Our policy is to safeguard this information and keep it confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about the STI Classic Funds.

INFORMATION WE COLLECT.

"Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The type of nonpublic personal information we have about you may include the information you provide on your account application; information you provide in telephone calls or correspondence with us; information about your transactions and holdings in the STI Classic Funds, and information about how you vote your shares.

INFORMATION WE DISCLOSE.

The STI Classic Funds policy is to only disclose nonpublic personal information about you to companies that provide necessary services such as the STI Classic Funds' transfer agent, distributor, administrator or investment adviser; affiliates of the STI Classic Funds, or as may otherwise be permitted or required by law or authorized by you.

HOW WE SAFEGUARD YOUR INFORMATION.

We restrict access to nonpublic personal information about you to those persons who are required to have certain information in order to provide services to you, or who are permitted by law to receive it. We have strict internal policies against unauthorized disclosure or use of customer information. We maintain customer information as mandated by financial regulations, and policies and procedures are in place for appropriate confidential destruction of all restricted access data.

If you have any questions regarding the STI Classic Funds' Privacy Policy, please call 1-888-STI-FUND.

INVESTMENT ADVISER:

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL:

STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

WEBSITE: www.sticlassicfunds.com

SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by emailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.

STI Classic Funds                                                  PU-ACHGB-1006

                                STI CLASSIC FUNDS

                                   BOND FUNDS

                                    I SHARES

                                   PROSPECTUS

                                 AUGUST 1, 2006
                        AS SUPPLEMENTED OCTOBER 16, 2006

                         HIGH GRADE MUNICIPAL BOND FUND
                        (formerly, Tax-Exempt Bond Fund)

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS
ABOUT THIS PROSPECTUS

I SHARES

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the I Shares of the STI Classic High Grade Municipal Bond Fund ("Fund") that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return of the Fund. For more detailed information about the Fund, please see:

 2      HIGH GRADE MUNICIPAL BOND FUND


 5      MORE INFORMATION ABOUT RISK


 6      MORE INFORMATION ABOUT FUND INVESTMENTS


 7      INFORMATION ABOUT PORTFOLIO HOLDINGS


 7      INVESTMENT ADVISER


 7      PORTFOLIO MANAGER


 8      PURCHASING AND SELLING FUND SHARES


 11     MARKET TIMING POLICIES AND PROCEDURES


 12     REDEMPTION FEE POLICY


 13     DIVIDENDS AND DISTRIBUTIONS


 13     TAXES


 14     FINANCIAL HIGHLIGHTS

INSIDE  PRIVACY POLICY
BACK
COVER
BACK    HOW TO OBTAIN MORE INFORMATION
COVER    ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------

(SUITCASE          FUND SUMMARY
  ICON)

(TELESCOPE         INVESTMENT STRATEGY
  ICON)

(LIFE              WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
  PRESERVER
  ICON)

(TARGET            PERFORMANCE INFORMATION
  ICON)

(LINE GRAPH        WHAT IS AN INDEX/AVERAGE/OBJECTIVE?
  ICON)

(COIN ICON)        FUND FEES AND EXPENSES


(MOUNTAIN          MORE INFORMATION ABOUT FUND INVESTMENTS
  ICON)


(THIRD-PARTY       THIRD-PARTY RATINGS
  RATINGS
  ICON)

(MAGNIFYING        INVESTMENT ADVISER
  GLASS
  ICON)

(HAND SHAKE        PURCHASING AND SELLING FUND SHARES
  ICON)

--------------------------------------------------------------------------------
August 1, 2006 (as supplemented October 16, 2006)

                                                        PROSPECTUS  1

                                                            CUSIP/TICKER SYMBOLS

FUND NAME                            CLASS   INCEPTION   TICKER   CUSIP


High Grade Municipal Bond Fund         I      1/25/94    SCFTX    784766719

                                                         RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser is responsible for investing Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The Fund's investment goal may be changed without shareholder approval. Before investing, make sure the Fund's goal matches your own.

HIGH GRADE MUNICIPAL BOND FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Yield driven by seeking current income exempt from federal income taxes other than the alternative minimum tax while
                                             preserving capital
INVESTMENT FOCUS                             Insured investment grade municipal securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Invest in investment grade municipal securities
INVESTOR PROFILE                             Investors who want income exempt from federal income taxes

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade municipal securities, including securities subject to the alternative minimum tax, with income exempt from federal income taxes. The Fund may invest up to 20% of its assets in securities rated below investment grade by either Moody's Investor Services, Inc. or Standard and Poor's Rating Services or unrated securities that the Adviser believes are of comparable quality. Up to 20% of the Fund's assets may also be invested in certain taxable debt securities.

In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within the investment grade municipal securities market, however the Adviser may invest greater than 25% of the Fund's assets in Florida municipal securities. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years.

Under normal circumstances, the Fund will invest at least 65% of its assets in municipal securities insured as to timely payment of principal and interest. Municipal bond insurance is issued by a municipal bond insurance company that insures the Fund will receive payment of principal and interest due on a bond in a timely manner. Municipal bond insurance reduces (but does not eliminate) credit risk.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as futures, options, swaps and inverse floaters) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Debt securities will generally lose value if interest rates increase. Interest rate risk is generally higher for investments with longer maturities or durations.

Debt securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or go bankrupt, reducing the Fund's return. The lower the rating of a debt security, the higher its credit risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Below investment grade securities (sometimes referred to as "junk bonds") involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities.

The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic and government policies within Florida.

Because the Fund invests in derivatives, it is exposed to additional volatility and potential losses. Inverse floaters are volatile and involve leverage risk. Certain derivatives may cause taxable income.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                  HIGH GRADE MUNICIPAL BOND FUND



                                                        PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION

             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's I Shares from year to year.*

1996                     3.94%

1997                     7.82%

1998                     6.25%

1999                    -2.31%

2000                    11.64%

2001                     3.68%

2002                    10.57%

2003                     4.11%

2004                     2.17%

2005                     2.45%

(BAR CHART)

      BEST QUARTER               WORST QUARTER
          5.38%                     -2.41%
        (9/30/02)                  (6/30/04)

* The performance information shown above is based on a calendar year. The Fund's total return from 1/1/06 to 6/30/06 was -0.39%.

-------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------

This table compares the Fund's average annual total returns for the periods ended December 31, 2005, to those of the Lehman Brothers 10-Year Municipal Bond Index, the Lipper Insured Municipal Debt Funds Objective and the Lipper Insured Municipal Debt Objective. These returns assume shareholders redeem all of their shares at the end of the period indicated.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

I SHARES                     1 YEAR   5 YEARS   10 YEARS

Fund Returns
Before Taxes                 2.45%     4.55%     4.96%

Fund Returns
After Taxes on
Distributions                2.37%     4.33%     4.78%

Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares               2.76%     4.30%     4.72%

Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)     2.74%     5.45%     5.69%

Lipper Insured Municipal
Debt Funds
Objective*(reflects no
deduction for fees,
expenses or taxes)           2.56%     4.59%     4.61%
Lipper Florida Municipal
Debt Funds Objective
(reflects no deduction for
taxes)                       3.33%     4.67%     4.69%


* Effective October 13, 2006, the Fund began measuring its performance against the Lipper Insured Municipal Debt Funds Objective rather than against the Lipper Florida Municipal Debt Fund Objective to reflect a change in the Fund's investment policy.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX/OBJECTIVE?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Insured Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's proposed goals. It reports the average return of all mutual funds in the Lipper Insured Municipal Debt Funds category. The Lipper Florida Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals prior to October 13, 2006. The number of funds in each Objective varies.

HIGH GRADE MUNICIPAL BOND FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES

        This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. The annual fund operating expenses shown in the table below are based on amounts incurred during the Fund's most recent fiscal year, unless otherwise indicated.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                              I SHARES
Redemption Fee (as a percentage of net asset value)*          2.00%

* This redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Redemption Fee Policy. See "Redemption Fee Policy."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                              I SHARES

Investment Advisory Fees(1)                                   0.55%
Other Expenses                                                0.06%
                                                              --------
Total Annual Fund Operating Expenses(2)                       0.61%

(1) Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005

(2) The Adviser and/or other service providers may voluntarily waive a portion of their fees in order to limit the Total Annual Operating Expenses. These waivers may be discontinued at any time.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR      3 YEARS      5 YEARS      10 YEARS
 $62         $195         $340          $762

-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                        PROSPECTUS  5

(LIFE PRESERVER ICON)
        MORE INFORMATION
        ABOUT RISK

BELOW INVESTMENT GRADE RISK

High yield securities, which are also known as "junk bonds," involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield securities involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of high yield securities may be more susceptible than other issuers to economic downturns. High yield securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

DERIVATIVES RISK

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, swaps and inverse floaters) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates. Total return swaps could result in losses if their reference index, security or investments do not perform as anticipated.

A Fund's investments in securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index are called inverse floaters. An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value and income on an inverse floater are generally more volatile than that of a fixed rate bond. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

EXCHANGE TRADED FUND RISK

The Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an

MORE INFORMATION ABOUT FUND INVESTMENTS



           6  PROSPECTUS

opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

FIXED INCOME RISK

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

MUNICIPAL ISSUER RISK

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, the Fund's concentration of investments in issuers located in Florida makes the Fund more susceptible to adverse political or economic developments affecting this state.

REGIONAL RISK

To the extent that the Fund's investments are concentrated in the state of Florida, the Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting the Fund to additional risks.

REINVESTMENT RISK

The Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause the Fund to reinvest those assets at a rate lower than originally anticipated.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market

                                                               PORTFOLIO MANAGER



                                                        PROSPECTUS  7

conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's goals. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information.

(MAGNIFIYING GLASS ICON)
                INVESTMENT ADVISER

                Trusco Capital Management, Inc. ("Trusco" or the "Adviser"), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303 serves as the investment adviser to the Fund. As of September 30, 2006, the Adviser had approximately $73.9 billion in assets under management. For the fiscal year ended March 31, 2006, the Fund paid the Adviser advisory fees based on the Fund's daily net assets of 0.57%.

Since August 1, 2005, the following breakpoints have been used in computing the advisory fee:

Average Daily Net Assets         Discount From Full Fee
First $500 million                None-Full Fee
Next $500 million                 5%
Over $1 billion                   10%

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract with the Adviser appears in the Fund's semi-annual report to shareholders for the period ended September 30, 2005.

The Adviser is responsible for making investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund. Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures is provided in the Statement of Additional Information. A copy of the Fund's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at 1-888-STI-FUND, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Ronald Schwartz, CFA, is primarily responsible for the day-to-day management of the Fund. He has served as Managing Director of Trusco since July 2000. Mr. Schwartz has managed the Fund and the STI Classic Investment Grade Tax-Exempt Bond Fund since their inception. He has more than 25 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio manager's compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager's ownership of securities of the Fund.

PURCHASING AND SELLING FUND SHARES



           8  PROSPECTUS

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") I Shares of the Fund.

HOW TO PURCHASE FUND SHARES

The Fund offers I Shares exclusively to financial institutions and intermediaries for their own accounts or for the accounts of customers for which they act as fiduciary agent, investment adviser, or custodian and which consist of:

- assets of a bona fide trust, or

- assets of a business entity possessing a tax identification number.

As a result, you, as a customer of a financial institution or intermediary, may purchase I Shares through accounts made with financial institutions or intermediaries. I Shares will be held of record by (in the name of) your institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your I Shares.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early
 -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR FINANCIAL INSTITUTION OR INTERMEDIARY AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION OR INTERMEDIARY TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING A SPECIFIC FINANCIAL INTERMEDIARY'S INTERNAL ORDER ENTRY CUT-OFF TIME, PLEASE CONTACT YOUR FINANCIAL INSTITUTION OR INTERMEDIARY DIRECTLY.

The Fund may reject any purchase order.

HOW THE FUND CALCULATES NAV

NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on

                                              PURCHASING AND SELLING FUND SHARES



                                                        PROSPECTUS  9

days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

IN-KIND PURCHASES

Payment for shares of the Fund may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-STI-FUND.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Fund does not generally accept investments in I Shares by non-U.S. citizens or entities.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, Social Security number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

The Fund is required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Fund reserves the right to close your account at the then-current day's price if the Fund is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest

PURCHASING AND SELLING FUND SHARES



          10  PROSPECTUS

of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Fund or with their financial institution or intermediary. The sale price of each share will be the NAV next determined after the Fund receives your request in proper form.

A MEDALLION SIGNATURE GUARANTEE [DIAMOND SYMBOL] by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

- made payable to someone other than the registered shareholder;

- sent to an address or bank account other than the address or bank account of record; or

- sent to an address or bank account that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.
 [DIAMOND SYMBOL] MEDALLION SIGNATURE GUARANTEE: A Medallion Signature Guarantee
                  verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchange Medallion Program ("SEMP"), or the New York Stock Exchange, Inc. Medallion Program ("NYSE MSP"). Contact your local financial adviser or institution for further assistance.

REDEMPTION FEE

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed within 7 days or less after their date of purchase unless the redemption is excluded under the Redemption Fee Policy. The redemption fee is intended to limit short-term trading and to help offset costs to the Fund's remaining shareholders of that type of activity. (See "Redemption Fee Policy.")

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but the Fund may take up to seven days to pay the sale proceeds if making immediate payment would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a larger redemption).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution or intermediary transact with

                                           MARKET TIMING POLICIES AND PROCEDURES



                                                        PROSPECTUS  11

the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

- redemption checks must be made payable to the registered shareholder; and

- redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A mutual fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the mutual fund calculates its NAV.

The Fund and/or its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

- Shareholders are restricted from making more than one (1) "round trip" into or out of the Fund within 14 days or more than two (2) "round trips" within any continuous 90 day period. If a shareholder exceeds either "round trip" restriction, he or she may be deemed a "Market Timer," and the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent may be notified in writing of their designation as a Market Timer.

- The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

- A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Fund will use the first-in, first-out ("FIFO") method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of the Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's and its service providers' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. The Fund relies

REDEMPTION FEE POLICY



          12  PROSPECTUS

in large part on the policies, ability and willingness of brokers, retirement plan accounts and other financial intermediaries who maintain omnibus arrangements to detect and deter short-term trading. Despite this reliance, the Fund cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition to the previously mentioned initiatives to discourage market timing, the Fund intends to continually evaluate and, if practical, implement other measures to deter market timing.

REDEMPTION FEE POLICY

A redemption fee of 2% of the value of the shares sold will be imposed on shares redeemed (including exchanges) within 7 days or less after their date of purchase. The redemption fee proceeds will be paid to the Fund to help offset costs to the Fund's remaining shareholders. The Fund will use the FIFO method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of the Fund held in a shareholder's account. If this holding period is less than the required holding period, the redemption fee will be assessed.

The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. For this reason, the Fund requests the support from financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit proceeds to the Fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's methods.

The redemption fee may not apply to certain categories of redemptions, such as those that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) accounts held through an omnibus arrangement, such as participants in certain group retirement plans (e.g., 401(k)/403(b) type participant accounts) or automatic asset allocation accounts, because information may not be available regarding beneficial owners or whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) Systematic Withdrawal Plan accounts; (v) retirement loans and withdrawals; (vi) shares sold due to the drop of an account balance below the required minimum as discussed under "Involuntary Sales of Your Shares"; and (vii) shares purchased through reinvestment of dividends or capital gains distributions.

Further, the Fund reserves the right to refuse any purchase or exchange requests by any investor at any time. The Fund also reserves the right to modify or eliminate the redemption fee for certain categories of investors or waivers at any time. Such changes will be approved prior to implementation by the Fund's Board of Trustees.

DISTRIBUTION OF FUND SHARES

The distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

From its own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by the Fund, the Adviser or its affiliates may pay fees from its own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES



                                                        PROSPECTUS  13

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and pays these dividends monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. The Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualifying dividend income. Long-term capital gains are currently taxed at a maximum rate of 15%. Capital gains distributions are generally taxable at rates applicable to long-term capital gains. ABSENT FURTHER LEGISLATION, THE MAXIMUM RATE OF 15% ON LONG-TERM CAPITAL GAINS WILL CEASE TO APPLY TO TAXABLE YEARS BEGINNING AFTER DECEMBER 31, 2010. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS THE SAME AS A SALE. A TRANSFER FROM ONE SHARE CLASS TO ANOTHER SHARE CLASS IN THE FUND SHOULD NOT BE A TAXABLE EVENT.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Fund intends to distribute federally tax-free income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes or to the federal alternative minimum tax. Any capital gains distributed by the Fund may be taxable.

If you receive Social Security or railroad retirement benefits, you should consult your tax advisor about how an investment in the Fund may affect the taxation of your benefits.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



             14  PROSPECTUS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP, except the information for the year ended May 31, 2001, which has been audited by a predecessor independent accounting firm that has ceased operations. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2006 Annual Report is available upon request and without charge by calling 1-888-STI-FUND or on the Fund's website at www.sticlassicfunds.com.

                                          NET ASSET                   NET REALIZED                   DIVIDENDS      DISTRIBUTIONS
                                            VALUE,         NET       AND UNREALIZED                     FROM            FROM
                                         BEGINNING OF   INVESTMENT   GAINS (LOSSES)   TOTAL FROM   NET INVESTMENT     REALIZED
                                            PERIOD        INCOME     ON INVESTMENTS   OPERATIONS       INCOME       CAPITAL GAINS
                                         ------------   ----------   --------------   ----------   --------------   -------------
HIGH GRADE MUNICIPAL BOND FUND

  I SHARES
    Year Ended March 31, 2006..........     $10.90         0.34          (0.03)          0.31          (0.34)           (0.05)
    Period Ended March 31, 2005*.......     $10.93         0.26           0.10           0.36          (0.26)           (0.13)
    Year Ended May 31, 2004............     $11.69         0.32(a)       (0.56)(a)      (0.24)         (0.32)           (0.20)
    Year Ended May 31, 2003............     $10.95         0.40           0.79           1.19          (0.40)           (0.05)
    Year Ended May 31, 2002............     $10.79         0.40           0.22           0.62          (0.40)           (0.06)
    Year Ended May 31, 2001............     $10.06         0.44           0.73           1.17          (0.44)              --


                                             TOTAL
                                         DIVIDENDS AND
                                         DISTRIBUTIONS
                                         -------------
HIGH GRADE MUNICIPAL BOND FUND
  I SHARES
    Year Ended March 31, 2006..........      (0.39)
    Period Ended March 31, 2005*.......      (0.39)
    Year Ended May 31, 2004............      (0.52)
    Year Ended May 31, 2003............      (0.45)
    Year Ended May 31, 2002............      (0.46)
    Year Ended May 31, 2001............      (0.44)

+   Not annualized for periods less than one year.

++  Annualized for periods less than one year.

(a) Per share data calculated using average shares method.

* Effective June 1, 2004, the Fund adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology was immaterial.

                                                            FINANCIAL HIGHLIGHTS



                                                        PROSPECTUS  15

                                                                                                 RATIO OF EXPENSES
                                                                            RATIO OF NET          TO AVERAGE NET
                                  NET ASSETS,        RATIO OF NET        INVESTMENT INCOME       ASSETS (EXCLUDING
    NET ASSET VALUE,     TOTAL       END OF          EXPENSES TO             TO AVERAGE             WAIVERS AND
      END OF PERIOD     RETURN+   PERIOD (000)   AVERAGE NET ASSETS++       NET ASSETS++         EXPENSE OFFSET)++
      -------------     -------   ------------   --------------------       ------------         -----------------

         $10.82           2.90%     $165,341             0.63%                  3.13%                   0.65%
         $10.90           3.31%     $157,500             0.67%                  2.84%                   0.71%
         $10.93          (2.07%)    $165,065             0.71%                  2.82%                   0.75%
         $11.69          11.13%     $147,423             0.71%                  3.54%                   0.75%
         $10.95           5.88%     $120,885             0.71%                  3.65%                   0.76%
         $10.79          11.84%     $107,867             0.71%                  4.19%                   0.76%


       PORTFOLIO
     TURNOVER RATE+
     --------------
            90%
            66%
            56%
            62%
            91%
            59%

                                                                  PRIVACY POLICY

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

STI CLASSIC FUNDS

OUR PRIVACY POLICY.

At the STI Classic Funds, we recognize the sensitive nature of your personal financial information and take every precaution to protect your privacy. In providing services to you as an individual who owns or is considering investing in shares of the STI Classic Funds, we collect certain nonpublic personal information about you. Our policy is to safeguard this information and keep it confidential, and to use or disclose it only as necessary to provide services to you or as otherwise required or permitted by law. When you entrust us with your financial information, it will be used only within our strict guidelines. Our privacy policy and practices apply equally to nonpublic personal information about former shareholders and individuals who have inquired about the STI Classic Funds.

INFORMATION WE COLLECT.

"Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The type of nonpublic personal information we have about you may include the information you provide on your account application; information you provide in telephone calls or correspondence with us; information about your transactions and holdings in the STI Classic Funds, and information about how you vote your shares.

INFORMATION WE DISCLOSE.

The STI Classic Funds policy is to only disclose nonpublic personal information about you to companies that provide necessary services such as the STI Classic Funds' transfer agent, distributor, administrator or investment adviser; affiliates of the STI Classic Funds, or as may otherwise be permitted or required by law or authorized by you.

HOW WE SAFEGUARD YOUR INFORMATION.

We restrict access to nonpublic personal information about you to those persons who are required to have certain information in order to provide services to you, or who are permitted by law to receive it. We have strict internal policies against unauthorized disclosure or use of customer information. We maintain customer information as mandated by financial regulations, and policies and procedures are in place for appropriate confidential destruction of all restricted access data.

If you have any questions regarding the STI Classic Funds' Privacy Policy, please call 1-888-STI-FUND.

INVESTMENT ADVISER:

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

More information about the STI Classic Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS:

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

TELEPHONE: 1-888-STI-FUND

MAIL:

STI Classic Funds
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

WEBSITE: www.sticlassicfunds.com

SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by emailing the SEC at publicinfo@sec.gov.

The STI Classic Funds' Investment Company Act registration number is 811-06557.

STI Classic Funds

                                                                    PV-1HGB-1006